INCOME TAX AND SOCIAL CONTRIBUTION- Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Advances/IRPJ and CSLL Negative Balance	R$ 1,841,844	R$ 1,487,777
Current liabilities
Current Income Tax	167,362	35
Current Social Contribution	55,391	19,589
Total	222,753	19,624
Non-current liabilities
Deferred IRPJ and CSLL	7,183,249	7,244,737
IRPJ and CSLL
Non-current assets
Deferred IRPJ and CSLL	1,419,829	1,500,987
Non-current liabilities
Deferred IRPJ and CSLL	R$ 7,183,249	R$ 7,244,737